TRADE AND LOAN RECEIVABLES, TRADE PAYABLES and PAYABLES TO MERCHANTS - Trade payables and payables to merchants (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Trade payables and payables to merchants
Trade payables and payables to merchants	₺ 14,973,751	₺ 15,250,729
Retail suppliers and service providers
Trade payables and payables to merchants
Trade payables and payables to merchants	8,665,595	9,278,652
Supplier and merchant financing payables, included in payables to retail suppliers and service providers	₺ 286,003	₺ 258,491
Average maturity term for payables	57 days	55 days
Merchants
Trade payables and payables to merchants
Trade payables and payables to merchants	₺ 6,308,156	₺ 5,972,077
Average maturity term for payables	21 days	21 days